Allocation of Total Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Taxes [Line Items]
Net income	$ 172,854	¥ 14,174,000	¥ 12,459,000	¥ 10,952,000
Other comprehensive income (loss):
Foreign currency translation adjustment	(597)	(49,000)	(21,000)	5,000
Unrealized holding gains (losses) on available-for-sale securities	1,463	120,000	(566,000)	1,639,000
Pension liability adjustment	756	62,000	(288,000)	673,000
Total income taxes	$ 174,476	¥ 14,307,000	¥ 11,584,000	¥ 13,269,000